Investments in joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of joint ventures
Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC
	2019	2018	2019	2018
	£m	£m	£m	£m
Statement of financial position
Non-current assets	370	390	937	709
Cash and cash equivalents	59	50	35	15
All other current assets	2	4	22	28
Non-current liabilities	(11)	(10)	(326)	(331)
Current liabilities	(28)	(28)	(84)	(64)
Equity	392	406	584	357
Carrying amount of the Group’s investment	196	203	153	94

	BritNed Development Limited		Millennium Pipeline Company LLC
	2019	2018¹	2019	2018
	£m	£m	£m	£m
Income statement
Revenue	87	121	166	151
Depreciation and amortisation	(13)	(13)	(34)	(31)
Other costs	(10)	(16)	(35)	(41)
Operating profit	64	92	97	79
Income tax expense	(10)	(20)	—	—
Profit for the year	54	72	97	79
Group’s share of profit	27	36	25	21

1.	Comparatives for revenue and other costs have been re-presented on a net basis in line with current year classification.

	2019			2018
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	1,807	361	2,168	1,776	307	2,083
Exchange adjustments	17	(6)	11	(19)	7	(12)
Additions	58	85	143	65	64	129
Capitalisation of shareholder loan to Quadgas	—	—	—	69	—	69
Impairment charge against investment in Quadgas	(43)	—	(43)	(213)	—	(213)
Transfer of interest in Quadgas to assets held for sale	(1,625)	—	(1,625)	—	—	—
Share of post-tax results for the year	67	11	78	147	26	173
Share of other comprehensive income of associates, net of tax	37	—	37	147	—	147
Dividends received	(38)	(30)	(68)	(170)	(43)	(213)
Other movements[1]	11	(104)	(93)	5	—	5
Share of net assets at 31 March	291	317	608	1,807	361	2,168

1.	Other movements on joint ventures relate to reducing the carrying value of the investment in St William Homes LLP to reflect deferred income we expect to recognise over the next 10 years.

Disclosure of associates
A joint venture is an arrangement established to engage in economic activity, which the Group jointly controls with other parties and has rights to the net assets of the arrangement. An associate is an entity which is neither a subsidiary nor a joint venture, but over which the Group has significant influence.

	2019			2018
	Associates £m	Joint ventures £m	Total £m	Associates £m	Joint ventures £m	Total £m
Share of net assets at 1 April	1,807	361	2,168	1,776	307	2,083
Exchange adjustments	17	(6)	11	(19)	7	(12)
Additions	58	85	143	65	64	129
Capitalisation of shareholder loan to Quadgas	—	—	—	69	—	69
Impairment charge against investment in Quadgas	(43)	—	(43)	(213)	—	(213)
Transfer of interest in Quadgas to assets held for sale	(1,625)	—	(1,625)	—	—	—
Share of post-tax results for the year	67	11	78	147	26	173
Share of other comprehensive income of associates, net of tax	37	—	37	147	—	147
Dividends received	(38)	(30)	(68)	(170)	(43)	(213)
Other movements[1]	11	(104)	(93)	5	—	5
Share of net assets at 31 March	291	317	608	1,807	361	2,168

1.	Other movements on joint ventures relate to reducing the carrying value of the investment in St William Homes LLP to reflect deferred income we expect to recognise over the next 10 years.
Summarised financial information as at 31 March, together with the carrying amount of the investments, is as follows:

	BritNed Development Limited		Millennium Pipeline Company LLC
	2019	2018	2019	2018
	£m	£m	£m	£m
Statement of financial position
Non-current assets	370	390	937	709
Cash and cash equivalents	59	50	35	15
All other current assets	2	4	22	28
Non-current liabilities	(11)	(10)	(326)	(331)
Current liabilities	(28)	(28)	(84)	(64)
Equity	392	406	584	357
Carrying amount of the Group’s investment	196	203	153	94

	BritNed Development Limited		Millennium Pipeline Company LLC
	2019	2018¹	2019	2018
	£m	£m	£m	£m
Income statement
Revenue	87	121	166	151
Depreciation and amortisation	(13)	(13)	(34)	(31)
Other costs	(10)	(16)	(35)	(41)
Operating profit	64	92	97	79
Income tax expense	(10)	(20)	—	—
Profit for the year	54	72	97	79
Group’s share of profit	27	36	25	21

1.	Comparatives for revenue and other costs have been re-presented on a net basis in line with current year classification.